Financial instruments - Fair value heirarchy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 1,265	$ 2,476	$ 1,365
Current financial investments	21,246	11,865
Current derivative financial instruments - assets	5,131	886	578
Non-current derivative financial instruments - liabilities	(767)	(676)
Current derivative financial instruments liabilities	(4,609)	(1,710)	$ (462)
Fair value [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	3,093	3,822
Non-current derivative financial instruments - assets	1,265	2,476
Current financial investments	300	216
Current derivative financial instruments - assets	5,131	886
Cash equivalents	2,714	492
Non-current derivative financial instruments - liabilities	(767)	(676)
Current derivative financial instruments liabilities	(4,609)	(1,710)
Net fair value	7,127	5,505
Level 1 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	860	1,379
Non-current derivative financial instruments - assets	0	0
Current financial investments	0	66
Current derivative financial instruments - assets	949	419
Non-current derivative financial instruments - liabilities	0	0
Current derivative financial instruments liabilities	(69)	(432)
Net fair value	1,740	1,432
Level 2 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,840	2,135
Non-current derivative financial instruments - assets	884	2,146
Current financial investments	300	150
Current derivative financial instruments - assets	4,108	443
Cash equivalents	2,714	492
Non-current derivative financial instruments - liabilities	(762)	(671)
Current derivative financial instruments liabilities	(4,539)	(1,277)
Net fair value	4,545	3,418
Level 3 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	393	308
Non-current derivative financial instruments - assets	380	330
Current derivative financial instruments - assets	74	24
Non-current derivative financial instruments - liabilities	(4)	(5)
Net fair value	$ 843	$ 657